CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue	$ 860,652	$ 822,215	$ 807,679
Cost of sales	(610,788)	(586,484)	(585,312)
Gross profit	249,864	235,731	222,367
Other income	81	334	547
Selling, general and administrative expense	(226,378)	(214,059)	(192,142)
Impairment of goodwill	(3,070)	0	0
Research and development	(4,624)	(4,445)	(4,311)
Equity in earnings/(losses) of investees	(7,874)	1,783	(164)
Operating profit	7,999	19,344	26,297
Non-operating income	1,338	5,930	3,225
Profit before financial income/expenses and income taxes	9,337	25,274	29,522
Finance income	199	1,089	1,589
Finance expenses	(15,573)	(10,622)	(14,906)
(Loss)/profit before income taxes	(6,037)	15,741	16,205
Income taxes	(8,613)	(8,992)	(6,962)
(Loss)/profit for the year	(14,650)	6,749	9,243
Attributable to:
Equity holders of the Company	(17,833)	(10,303)	(6,300)
Non-controlling interests	3,183	17,052	15,543
Profit (loss)	$ (14,650)	$ 6,749	$ 9,243
Earnings/(loss) per ordinary share:
Basic	$ (0.16)	$ (0.09)	$ (0.06)
Diluted	$ (0.16)	$ (0.09)	$ (0.06)
No. of ordinary shares outstanding (Basic)	110,115,854	110,322,214	110,766,600
No. of ordinary shares outstanding (Diluted)	110,115,854	110,322,214	110,766,600